Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On October 8, 2015, 2,375 Tempest Warrants were transferred to an affiliate, a “Non-U.S. Affiliate”. On October 8, 2015, such Non-U.S. Affiliate exercised such 2,375 Tempest Warrants at an exercise price of $1.28 per Common Share for proceeds to Omagine of $3,040.

On October 26, 2015, Omagine sold an aggregate of 1,200,000 restricted Common Shares to three non-U.S. persons who are accredited investors (500,000 restricted Common Shares each to two investors and 200,000 restricted Common Shares to one investor) for aggregate proceeds to Omagine of $1,200,000.

On October 26, 2015, Omagine paid Baker the Contingent Fee sum of $72,000. (See: Note 9).

On October 27, 2015, Omagine made an additional cash advance of 30,000 Omani Rials ($78,000) to LLC representing cash advances in the aggregate of 210,000 Omani Rials ($546,000) made by Omagine to LLC thereby satisfying the OMAG Final Equity Investment. (See: Note 9, “Shareholder Agreement”).

On November 5, 2015, LLC received a term sheet from a Qatari Bank outlining the terms of a proposed Financing Agreement between LLC and the Qatari Bank pursuant to which such Qatari Bank will provide debt financing to LLC for the First Phase of the Omagine Project. On November 9, 2015, LLC’s Managing Director accepted, executed and returned the term sheet to the Qatari Bank and LLC and its attorneys are now awaiting a draft of the relevant Financing Agreement from the Qatari Bank for review.

On November 16, 2015, in connection with the aforementioned sale of 1,200,000 restricted Common Shares to three non-U.S. persons, Omagine paid a finder’s fee to another non-U.S. person. This finder’s fee was satisfied by issuing such other non-U.S. person 33,334 restricted Common Shares valued at $60,000 (based on the November 16, 2015 market price of $1.80 per share).

On November 16, 2015, Omagine sold 20,886 restricted Common Shares to an accredited investor for proceeds to Omagine of $25,000.

NOTE 11 – SUBSEQUENT EVENTS

On January 5, 2015, the expiration date of the 6,422,124 Strategic Warrants (See Note 7) was extended from June 30, 2015 to December 31, 2015. All other terms and conditions of the Strategic Warrants remained the same.

On January 5, 2015, Omagine contributed an aggregate of 36,483 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On January 16, 2015, Omagine advanced an additional 30,000 Omani Rials ($78,000) to LLC and on February 17, 2015, Omagine advanced an additional 6,000 Omani Rials ($15,600) to LLC. As of the date of this report Omagine has made cash advances against the OMAG Final Equity Investment to LLC totaling 116,000 Omani Rials ($301,600).

On February 4, 2015, the Company prepaid the $35,880 lease for office space in Muscat, Oman for the calendar year 2015. The lease expires December 31, 2015.

On February 23, 2015, the Company issued 5,000 restricted Common Shares to a consultant for services rendered valued at $9,450.

On March 15, 2015, the Ministry of Finance of the Sultanate of Oman ratified the Omagine Project Development Agreement (the “Ratification”) which was signed on October 2, 2014 by Omagine LLC and the Ministry of Tourism of Oman on behalf of the Government. Concurrent with the Ratification, Omagine’s Contingent Fee obligation of $72,000 became due and owing to Baker. (See Note 9).

On March 16, 2015, Omagine sold 6,281 restricted Common Shares to an accredited investor for proceeds of $10,000.

On March 24, 2015, Omagine sold 200,000 restricted Common Shares to a non-U.S. person who is an accredited investor and an executive of Consolidated Contractors Co. Oman LLC for proceeds of $210,000.